Intangible Assets (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 14,300		$ 5,200		$ 19,500	$ 10,300
FaceBank Group, Inc Pre-Merger [Member]
Amortization expense		$ 5,217		$ 5,153			$ 20,682	$ 8,209